BENEFIT PLAN	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLAN
BENEFIT PLAN
We established a defined contribution benefit plan for our employees in 2009. The expense associated with this plan was approximately $0.6 million in 2013, $0.2 million in 2012, and $0.1 million in 2011.